Accrued Liabilities and Other Payables	12 Months Ended
Mar. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 16 — ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following:

	As of March 31,
	2025	2024
Accrued salaries	$4,593	$12,609
Accruals for operating expenses	168,923	227,584
Total	$173,516	$240,193